Borrowings (Details Narrative) $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024 ARS ($)	Jun. 10, 2024 USD ($)	Apr. 22, 2024 USD ($)	Feb. 28, 2024 USD ($)	Jun. 30, 2023 ARS ($)	Jan. 17, 2023 USD ($)
Statement [Line Items]
Total Borrowings from collateralized liabilities	$ 112,954				$ 148,850
Aggregate principal amount		$ 42.0	$ 10.2	$ 52.6		$ 64.0
Series XX Notes [Member]
Statement [Line Items]
Description of semi annual payments	Denominated in dollars for USD 23.0 million at a fixed rate of 6.0%, with semi-annual payments. The principal will be paid at maturity on June 10, 2026. The price of issuance was 100.0% of the nominal value
Series XIX Notes [Member]
Statement [Line Items]
Description of interest payable	Denominated and payable in Argentina pesos for ARS 26,204 million at a variable interest rate BADLAR plus 0.99% spread, with quarterly payments. The principal will be paid at maturity on February 28, 2025. The price of issuance was 100.0% of the nominal value
Series XVIII Notes [Member]
Statement [Line Items]
Description of semi annual payments	Denominated in dollars for USD 21.4 million at a fixed rate of 7.0%, with semi-annual payments. The principal will be paid at maturity on February 28, 2027. The price of issuance was 100.0% of the nominal value
Series XLIII Notes [Member]
Statement [Line Items]
Description of interest payable	Denominated and payable in Argentine pesos for ARS 19,886 million at a variable interest rate BADLAR plus 0% spread, with quarterly interests’ payments. The Capital amortization will be 100% at maturity, on January 17, 2025. The issuance price was 100.0% of the nominal value
Series XLIV Notes [Member]
Statement [Line Items]
Description of semi annual payments	Denominated in dollars for USD 39.8 million, with 6% interest rate and semiannual interests’ payments. The Capital amortization will be 100% at maturity, on January 17, 2027. The issuance price was 100.0% of the nominal value
Series XLV Notes [Member]
Statement [Line Items]
Description of semi annual payments	Denominated and payable in dollars for USD 10.2 million, with 6.0% interest rate and semiannual interests’ payments. The Capital amortization will be 100% at maturity, on August 22, 2026. The issuance price was 100.0%
Series XXI Notes [Member]
Statement [Line Items]
Description of interest payable	Denominated and payable in Argentina pesos for ARS 17,012.7 million at a variable interest rate BADLAR plus 4.50% spread, with quarterly payments. The principal will be paid at maturity on June 10, 2025. The price of issuance was 100.0% of the nominal value